Other Non-current Assets - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets		$ 30,821	$ 11,458
Other cloud infrastructure [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[1]	19,039	11,458
Prepaid expense for cloud infrastructure support, net [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[2]	4,171
Securities margin [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[3]	4,141
Artificial intelligence platform under construction [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[4]	2,270
Advance to employees [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[5]	$ 1,200

[1]	Other non-current assets primarily consisted of other cloud infrastructure under construction, which was not available for use as of December 31, 2025 and expected to be completed by the end of 2026.
[2]	For the year ended December 31, 2025, the Group paid RMB41.2 million (approximately $5.7 million) for cloud infrastructure support, which would be amortized over 3 years based on the service agreements. For the years ended December 31, 2024 and 2025, amortization expense was nil and $1,352.
[3]	On April 21, 2025, May 15, 2025, and August 12, 2025, Shanghai Cuhong Auto Services Co., Ltd. (“Shanghai Cuhong”), a subsidiary of the Company, provided cash collateral of RMB14.6 million (approximately $2.1 million), RMB7.2 million (approximately $1.0 million) and RMB7.2 million (approximately $1.0 million), respectively, to Beijing Youhu Business Services Co., Ltd. (“Youhu”) under a guarantee agreement. The collateral was intended to secure margin loan obligations of Lu Ruixia, Yang Shuaiqi, Yang Dan and Guo Qingbao with Youhu’s related entities, Tiger Brokers (NZ) Limited and Tiger Brokers (HK) Global Limited. The amount is refundable only when such third parties have fully satisfied and complied with any additional margin requirements.
[4]	On April 10, 2025, Shengda Automobile entered an agreement to purchase an artificial intelligence platform, which is expected to completed on April, 2027, with totaling price of RMB225 million. The Group has paid RMB15.3 million ($2.3 million) as of December 31, 2025.
[5]	It represented advance to the employees for the group’s daily operation.